DEBT FACILITIES - Narrative (Details) $ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Jul. 02, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Apr. 30, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured revolving credit facility	$ 850.0	$ 300.0			$ 850.0	$ 500.0
Unsecured term loan agreement
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 300.0
Term loan, maturing 2023
Disclosure of detailed information about borrowings [line items]
Notional amount				175.0
Term loan, maturing 2025
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 125.0
USD $50 Million Term Loan Maturing 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 50.0
Term Loan, Maturing 2026
Disclosure of detailed information about borrowings [line items]
Unsecured revolving credit facility			$ 850.0				$ 500.0
Term Loan, Maturing 2026 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Unsecured revolving credit facility		$ 300.0